Additional Disclosures - Parent-Only Comprehensive Income Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Statement of Income Captions [Line Items]
Profit (loss)	€ 4,521	€ 4,331
OTHER RECOGNIZED INCOME AND EXPENSE	(2,000)	(4,018)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(2,538)	(4,092)
Financial assets available-for-sale		731
Revaluation gains (losses)		1,041
Amounts transferred to income statement		(310)
Cash flow hedges (Effective portion)	(138)	(321)
Revaluation gains (losses)	(644)	353
Amounts transferred to income statement	506	(674)
Hedges of net investments in foreign operations (Effective portion)	293	310
Revaluation gain (losses)	293	310
Income tax relating to components of other comprehensive income that may be reclassified to profit or loss	378	(144)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	538	74
Actuarial gains and losses on defined benefit pension plans	981	35
Income tax relating to items that will not be reclassified to profit or loss	(274)	39
Total recognized income and expenses	2,521	313
Banco Santander S.A.
Condensed Statement of Income Captions [Line Items]
Profit (loss)	1,295	1,450
OTHER RECOGNIZED INCOME AND EXPENSE	17	(73)
Other comprehensive income that will be reclassified to profit or loss, net of tax	60	(74)
Financial assets available-for-sale	59	(114)
Revaluation gains (losses)	188	120
Amounts transferred to income statement	(129)	(234)
Cash flow hedges (Effective portion)	27	8
Revaluation gains (losses)	34	8
Amounts transferred to income statement	(7)
Income tax relating to components of other comprehensive income that may be reclassified to profit or loss	(26)	32
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(43)	1
Actuarial gains and losses on defined benefit pension plans	81	1
Other valuation adjustments	(98)
Income tax relating to items that will not be reclassified to profit or loss	(27)
Total recognized income and expenses	€ 1,312	€ 1,377